Schedule of Deferred Charges (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 14, 2022	Jun. 30, 2022	Jun. 30, 2021
Deferred Dry Dock And Special Survey Costs Net
Balance January 1, 2022	$ 912	$ 912
Additions	$ 7	192
Amortization of special survey costs		(175)	$ (203)
Balance June 30, 2022		$ 929